Fees Summary	Apr. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 46,353,915.00
Previously Paid Amount	0.00
Total Fee Amount	6,401.48
Total Offset Amount	0.00
Net Fee	$ 6,401.48
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A